Accounts receivable, net - Schedule of accounts receivable, net (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 92,400,198		¥ 66,782,454
Less: allowance for credit loss	(14,816,208)		(17,725,683)	¥ (20,164,070)	¥ (8,875,133)
Accounts receivable, net	¥ 77,583,990	$ 11,094,363	¥ 49,056,771